ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

ING Flexible Income

Supplement dated August 20, 2007 to the Contract Prospectus and
Statement of Additional Information, each dated April 30, 2007, as amended

The information in this Supplement updates and amends certain information contained in your variable annuity
Contract Prospectus and Statement of Additional Information (SAI). Please read it carefully and keep it with your current variable annuity Contract Prospectus and SAI for future reference.

1.	Effective July 30, 2007, the National Association of Securities Dealers, Inc. (NASD) was consolidated into the
Financial Industry Regulatory Authority (FINRA). Accordingly, all references in your Contract Prospectus and
SAI to the National Association of Securities Dealers, Inc. and NASD are deleted and replaced with the
Financial Industry Regulatory Authority and FINRA, respectively.

2.	Effective August 20, 2007, ING Davis Venture Value Portfolio will change its name to ING Davis New York
Venture Portfolio. Accordingly, effective August 20, 2007, all references to ING Davis Venture Value
Portfolio in the Contract Prospectus and SAI are deleted and replaced with ING Davis New York Venture
Portfolio.

3.	Effective October 1, 2007, the principal executive office of ING Life Insurance and Annuity Company, the issuer of your variable annuity contract, and ING Financial Advisers, LLC, the principal underwriter and distributor of your variable annuity contract, is changed to the following:

One Orange Way
Windsor, CT 06095-4774

      Accordingly, effective October 1, 2007, all references to these executive offices in your Contract Prospectus and SAI are changed to the above address.

      In addition, effective September 4, 2007, the address for sending administrative requests regarding your contract is changed to the following:

ING
USFS Customer Service Defined Contribution Administration
P.O. Box 990063
Hartford, CT 06199-0063

      You should send all future administrative requests to this address. Accordingly, also effective
      September 4, 2007, all references to any different administrative address in your Contract Prospectus and SAI are changed to the above address.

X.109622-07A	August 2007